Disclosure of Operating Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues		$ 1,605	$ 2,874	$ 1,687
Income from right of use	[1]	296	410	199
Management fee and other	[1]	58	63	70
Adjusted property EBITDA	[2]	(323)	341	(428)
Share-based compensation, net of amount capitalized	[3],[4]	(35)	(10)	(15)
Corporate expense	[5]	(55)	(68)	(45)
Pre-opening expense		1	(11)	(11)
Depreciation and amortization		(750)	(733)	(684)
Net foreign exchange gains/(losses)		4	(38)	17
Fair value (loss)/gain on derivative financial instruments		(1)	1	0
Loss on disposal of property and equipment, investment properties and intangible assets	[6]	(4)	(19)	(73)
Operating loss		(1,163)	(537)	(1,239)
Interest income		19	2	11
Finance costs, net of amounts capitalized		(444)	(373)	(279)
Loss on early retirement of debt		0	(137)	0
Loss before income tax		(1,588)	(1,045)	(1,507)
Income tax benefit/(expense)		6	(3)	(16)
Loss for the year attributable to equity holders of the Company		(1,582)	(1,048)	(1,523)
Equity-settled share-based payment expense, net of amounts capitalized	[3]	5	5	9
Cash-settled share-based payment expense, net of amounts capitalized	[3]	30	5	6
Royalty expense	[7]	23	43	22
Employee benefit expenses		1,032	1,049	1,050
Other support services		64	62	58
Other expenses		53	72	62
Advertising and promotions		24	42	27
Contract labor and services		59	70	65
Utilities and operating supplies		134	144	116
Capital expenditures		241	640	1,038
Total assets		10,562	10,094
Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		947	1,987	1,169
Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		184	276	144
Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[8]	354	473	269
Rent concessions	[8]	70	41	215
Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		67	93	59
Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		53	45	46
Corporate expense [Member]
Disclosure of operating segments [line items]
Share-based compensation, net of amount capitalized	[5]	(5)	(1)	(2)
Royalty expense		22	42	22
Management fees		9	4	4
Employee benefit expenses		8	11	10
Other support services		10	4	3
Other expenses		6	7	6
Pre-opening expense [Member]
Disclosure of operating segments [line items]
Employee benefit expenses		0	5	4
Other expenses		0	2	1
Advertising and promotions		(1)	2	2
Contract labor and services		0	1	2
Utilities and operating supplies		0	1	2
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	[9]	(14)	(15)	(13)
Elimination of intersegment amounts [member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	[9]	0	0	0
Elimination of intersegment amounts [member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	[9]	0	0	0
Elimination of intersegment amounts [member] | Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[8],[9]	(1)	(2)	(2)
Elimination of intersegment amounts [member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	[9]	0	0	0
Elimination of intersegment amounts [member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	[9]	(13)	(13)	(11)
The Venetian Macao [Member]
Disclosure of operating segments [line items]
Revenues		682	1,256	738
Adjusted property EBITDA	[2]	(25)	297	(53)
Depreciation and amortization		(180)	(191)	(181)
Capital expenditures		52	71	140
Total assets		2,127	2,079
The Venetian Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		438	944	531
The Venetian Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		55	77	46
The Venetian Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[8]	155	195	126
The Venetian Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		17	24	14
The Venetian Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		17	16	21
The Londoner Macao [Member]
Disclosure of operating segments [line items]
Revenues		350	588	297
Adjusted property EBITDA	[2]	(189)	(84)	(184)
Depreciation and amortization		(322)	(273)	(230)
Capital expenditures		173	538	721
Total assets		4,512	4,519
The Londoner Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		194	396	192
The Londoner Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		61	90	42
The Londoner Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[8]	47	56	38
The Londoner Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		26	30	17
The Londoner Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		22	16	8
The Parisian Macao [Member]
Disclosure of operating segments [line items]
Revenues		188	357	259
Adjusted property EBITDA	[2]	(103)	(17)	(131)
Depreciation and amortization		(128)	(145)	(163)
Capital expenditures		3	4	11
Total assets		1,846	1,981
The Parisian Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		116	244	180
The Parisian Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		33	54	33
The Parisian Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[8]	25	39	27
The Parisian Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		10	17	14
The Parisian Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		4	3	5
The Plaza Macao [Member]
Disclosure of operating segments [line items]
Revenues		313	546	265
Adjusted property EBITDA	[2]	81	219	33
Depreciation and amortization		(86)	(84)	(71)
Capital expenditures		9	19	156
Total assets		1,035	1,161
The Plaza Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		146	298	159
The Plaza Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		29	45	17
The Plaza Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[8]	127	184	79
The Plaza Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		10	17	9
The Plaza Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		1	2	1
Sands Macao [Member]
Disclosure of operating segments [line items]
Revenues		65	122	120
Adjusted property EBITDA	[2]	(81)	(69)	(76)
Depreciation and amortization		(21)	(24)	(27)
Capital expenditures		4	7	8
Total assets		207	252
Sands Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		53	105	107
Sands Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		6	10	6
Sands Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[8]	1	1	1
Sands Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		4	5	5
Sands Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		1	1	1
Ferry and Other Operations [Member]
Disclosure of operating segments [line items]
Revenues		21	20	21
Adjusted property EBITDA	[2]	(6)	(5)	(17)
Depreciation and amortization		(13)	(16)	(12)
Capital expenditures		0	1	2
Total assets		835	102
Ferry and Other Operations [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0	0	0
Ferry and Other Operations [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0	0	0
Ferry and Other Operations [Member] | Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[8]	0	0	0
Ferry and Other Operations [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0	0	0
Ferry and Other Operations [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		$ 21	$ 20	$ 21

[1]	Of this amount, US$296 million and US$58 million for the year ended December 31, 2022, US$410 million and US$63 million for the year ended December 31, 2021, US$199 million and US$70 million for the year ended December 31, 2020 were related to income from right-of-use and management fee and other, respectively. Income from right-of-use is recognized in accordance with IFRS 16 Leases and all other revenues are recognized in accordance with IFRS 15 Revenue from contracts with customers.
[2]	Adjusted property EBITDA, which is a non-IFRS financial measure, is profit or loss attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains or losses, impairment loss on property and equipment, gain or loss on disposal of property and equipment, investment properties and intangible assets, interest, gain or loss on modification or early retirement of debt, fair value gain or loss on derivative financial instruments and income tax benefit or expense. Management utilizes adjusted property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Integrated resort companies have historically reported adjusted property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their properties on a more stand-alone basis, integrated resort companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific properties, such as pre-opening expense and corporate expense, from their adjusted property EBITDA calculations. Adjusted property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments, debt principal repayments and income taxes, which are not reflected in adjusted property EBITDA. Not all companies calculate adjusted property EBITDA in the same manner. As a result, adjusted property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
[3]	Includes equity-settled share-based payment expense, net of amount capitalized of US$5 million, US$5 million and US$9 million and cash-settled share-based payment expense, net of amount capitalized of US$30 million, US$5 million and US$6 million for the years ended December 31, 2022, 2021, and 2020, respectively.
[4]	Share-based compensation of US$1 million, less than US$1 million and US$1 million were capitalized during the years ended December 31, 2022, 2021 and 2020, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 27 to the consolidated financial statements.
[5]	The amount excludes share-based payment expense of US$5 million, US$1 million and US$2 million for the years ended December 31, 2022, 2021, and 2020, respectively.
[6]	Loss on disposal of property and equipment, investment properties and intangible assets for the years ended December 31, 2022, 2021, and 2020 includes demolition cost of US$2 million, US$11 million and US$34 million, of which the demolition in 2020 relates to The Londoner Macao project.
[7]	Total royalty fee for the years ended December 31, 2022 and 2021 includes US$1 million and US$1 million charged by third parties and US$22 million and US$42 million charged by a related party, respectively. Refer to Note 26(a)(v) for further information related to the royalty charged by a related party.
[8]	For the years ended December 31, 2022, 2021 and 2020, rent concessions of US$70 million, US$41 million and US$215 million were provided to tenants as a result of the COVID-19 Pandemic and the impact on mall operations.
[9]	Inter-segment revenues are charged at prevailing market rates.